Consolidating financial information (Tables)	6 Months Ended
Jun. 30, 2018
Consolidating financial information
Schedule of Consolidating financial information

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2018	£m	£m	£m	£m	£m

Net interest income	(136)	(72)	3,468	1,066	4,326
Non-interest income	33,980	62	1,459	(33,125)	2,376

Total income	33,844	(10)	4,927	(32,059)	6,702

Operating expenses	(60)	(627)	(2,756)	(1,292)	(4,735)
Impairment losses	(4)	(13)	(69)	(55)	(141)

Operating profit/(loss) before tax	33,780	(650)	2,102	(33,406)	1,826
Tax credit/(charge)	34	37	(621)	(191)	(741)

Profit/(loss) from continuing operations	33,814	(613)	1,481	(33,597)	1,085
Profit/(loss) from discontinued operations, net of tax	—	262	—	(262)	—

Profit/(loss) for the period	33,814	(351)	1,481	(33,859)	1,085

Attributable to:
Non-controlling interests	—	—	1	(17)	(16)
Preference shareholders	74	—	—	—	74
Paid-in equity holders	139	—	—	—	139
Ordinary shareholders	33,601	(351)	1,480	(33,842)	888

	33,814	(351)	1,481	(33,859)	1,085

Statement of comprehensive income

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2018	£m	£m	£m	£m	£m
Profit/(loss) for the period	33,814	(351)	1,481	(33,859)	1,085

Items that do not qualify for reclassification
Funding commitment to retirement benefit schemes	—	—	(2,000)	—	(2,000)
Changes in fair value of credit in financial liabilities designated at fair value through profit	—	59	36	—	95
Fair value through other comprehensive income	—	—	(3)	6	3
Tax (charge)/credit	—	(16)	516	—	500

	—	43	(1,451)	6	(1,402)

Items that do qualify for reclassification
Fair value through other comprehensive income	—	(323)	532	(10)	199
Cash flow hedges	28	234	(433)	(350)	(521)
Currency translation	—	56	(393)	355	18
Tax (charge)/credit	(5)	27	(20)	95	97

	23	(6)	(314)	90	(207)

Other comprehensive income/(loss) after tax	23	37	(1,765)	96	(1,609)
Total comprehensive income/(loss) for the period	33,837	(314)	(284)	(33,763)	(524)

Total comprehensive income/(loss) attributable to:
Non-controlling interests	—	—	2	(31)	(29)
Preference shareholders	74	—	—	—	74
Paid-in equity holders	139	—	—	—	139
Ordinary shareholders	33,624	(314)	(276)	(33,742)	(708)

	33,837	(314)	(274)	(33,773)	(524)

Income statement

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments (1)	Group
For the six months ended 30 June 2017	£m	£m	£m	£m	£m
Net interest income	105	(34)	3,063	1,338	4,472
Non-interest income	37	953	864	593	2,447

Total income	142	919	3,927	1,931	6,919

Operating expenses	(78)	(779)	(1,753)	(2,242)	(4,852)
Impairment releases/(losses)	—	22	(91)	(47)	(116)

Operating profit/(loss) before tax	64	162	2,083	(358)	1,951
Tax charge	(19)	(100)	(441)	(167)	(727)

Profit/(loss) from continuing operations	45	62	1,642	(525)	1,224
Profit/(loss) from discontinued operations, net of tax	—	395	(1)	(394)	—

Profit/(loss) for the period	45	457	1,641	(919)	1,224

Attributable to:
Non-controlling interests	—	—	2	27	29
Preference shareholders	85	—	—	—	85
Paid-in equity holders	167	—	—	4	171
Ordinary shareholders	(207)	457	1,639	(950)	939

	45	457	1,641	(919)	1,224

Statement of comprehensive income

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2017	£m	£m	£m	£m	£m
Profit/(loss) for the period	45	457	1,641	(919)	1,224

Items that do not qualify for reclassification
Loss on remeasurement of retirement benefit schemes	—	—	(26)	—	(26)
Changes in fair value of credit in financial liabilities designated at fair value through profit	—	(45)	(32)	—	(77)
Tax (charge)/credit	—	(13)	5	—	(8)

	—	(58)	(53)	—	(111)

Items that do qualify for reclassification
Available-for-sale financial assets	—	30	(312)	311	29
Cash flow hedges	(111)	(224)	(2)	(274)	(611)
Currency translation	—	(46)	313	(164)	103
Tax credit	21	52	16	72	161

	(90)	(188)	15	(55)	(318)

Other comprehensive loss after tax	(90)	(246)	(38)	(55)	(429)
Total comprehensive (loss)/income for the period	(45)	211	1,603	(974)	795

Total comprehensive (loss)/income attributable to:
Non-controlling interests	—	—	—	49	49
Preference shareholders	85	—	—	—	85
Paid-in equity holders	167	—	—	4	171
Ordinary shareholders	(297)	211	1,603	(1,027)	490

	(45)	211	1,603	(974)	795

Balance sheet

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
At 30 June 2018	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	93	102,269	228	102,590
Loans and advances to banks	13,271	37,430	2,443	(25,305)	27,839
Loans and advances to customers	16,556	43,151	304,175	(14,744)	349,138
Debt securities	230	37,606	58,354	(3,921)	92,269
Equity shares	3	56	354	168	581
Investments in Group undertakings	47,559	376	1,816	(49,751)	—
Settlement balances	—	7,747	1,557	(979)	8,325
Derivatives	436	154,469	2,471	(6,240)	151,136
Intangible assets	—	—	6,272	298	6,570
Property, plant and equipment	—	2	4,034	334	4,370
Deferred tax	—	—	2,152	(337)	1,815
Prepayments, accrued income and other assets	33,901	677	3,486	(34,444)	3,620
Assets of disposals groups	—	70,275	83	(70,275)	83

Total assets	111,956	351,882	489,466	(204,968)	748,336

Liabilities
Deposits by banks	—	22,765	23,110	2,835	48,710
Customer accounts	—	41,253	402,346	(41,799)	401,800
Debt securities in issue	14,155	15,790	7,412	(634)	36,723
Settlement balances	—	7,090	1,683	(974)	7,799
Short positions	—	32,552	2,833	(344)	35,041
Derivatives	454	145,618	4,581	(6,964)	143,689
Provisions for liabilities and charges	72	2,335	4,585	3	6,995
Accruals, deferred income and other liabilities	236	34,486	5,927	(34,808)	5,841
Retirement benefit liabilities	—	53	2,063	14	2,130
Deferred tax	35	333	460	(327)	501
Subordinated liabilities	8,016	6,467	2,043	(5,924)	10,602
Liabilities of disposal groups	—	32,564	14	(32,564)	14

Total liabilities	22,968	341,306	457,057	(121,486)	699,845

Non-controlling interests	—	—	59	675	734
Owners’ equity	88,988	10,576	32,350	(84,157)	47,757

Total equity	88,988	10,576	32,409	(83,482)	48,491

Total liabilities and equity	111,956	351,882	489,466	(204,968)	748,336

Balance sheet

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
At 31 December 2017	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	93	36,707	61,537	98,337
Loans and advances to banks	14,503	18,814	7,647	(10,713)	30,251
Loans and advances to customers	10,480	45,658	203,988	89,793	349,919
Debt securities	104	27,334	8,317	43,178	78,933
Equity shares	3	50	244	153	450
Investments in Group undertakings	47,559	496	320	(48,375)	—
Settlement balances	—	1,640	938	(61)	2,517
Derivatives	163	162,005	3,101	(4,426)	160,843
Intangible assets	—	—	531	6,012	6,543
Property, plant and equipment	—	5	3,221	1,376	4,602
Deferred tax	—	165	1,361	214	1,740
Prepayments, accrued income and other assets	50	591	2,325	760	3,726
Assets of disposals groups	—	269,038	195	(269,038)	195

Total assets	72,862	525,889	268,895	(129,590)	738,056

Liabilities
Deposits by banks	—	18,304	(72,131)	100,725	46,898
Customer accounts	—	37,097	303,086	57,853	398,036
Debt securities in issue	9,202	12,362	1,137	7,858	30,559
Settlement balances	—	1,411	1,477	(44)	2,844
Short positions	—	26,207	2,552	(232)	28,527
Derivatives	284	155,098	3,289	(4,165)	154,506
Provisions for liabilities and charges	127	2,230	3,354	2,046	7,757
Accruals, deferred income and other liabilities	165	479	3,629	2,119	6,392
Retirement benefit liabilities	—	52	59	18	129
Deferred tax	146	100	443	(106)	583
Subordinated liabilities	7,977	—	(3,523)	8,268	12,722
Liabilities of disposal groups	—	228,027	10	(228,027)	10

Total liabilities	17,901	481,367	243,382	(53,687)	688,963

Non-controlling interests	—	—	131	632	763
Owners’ equity	54,961	44,522	25,382	(76,535)	48,330
					(
Total equity	54,961	44,522	25,513	(75,903)	49,093

Total liabilities and equity	72,862	525,889	268,895	(129,590)	738,056

Cash flow statement

				Consolidation	RBSG
	RBSG plc	NWM Plc	Subsidiaries	adjustments	Group
For the six months ended 30 June 2018	£m	£m	£m	£m	£m
Net cash flows from operating activities	273	25,094	(17,109)	1,540	9,798
Net cash flows from investing activities	—	(617)	(51,681)	48,529	(3,769)
Net cash flows from financing activities	(345)	(1,082)	(1,925)	1,045	(2,307)
Effects of exchange rate changes on cash and cash equivalents	(1)	708	(192)	(477)	38

Net (decrease)/increase in cash and cash equivalents	(73)	24,103	(70,907)	50,637	3,760
Cash and cash equivalents at 1 January 2018	245	13,058	196,214	(86,912)	122,605

Cash and cash equivalents at 30 June 2018	172	37,161	125,307	(36,275)	126,365

For the six months ended 30 June 2017
Net cash flows from operating activities	2,245	18,024	10,724	(674)	30,319
Net cash flows from investing activities	(2,179)	(1,781)	3,531	(5,890)	(6,319)
Net cash flows from financing activities	(716)	(4,032)	(820)	754	(4,814)
Effects of exchange rate changes on cash and cash equivalents	(9)	7	(566)	504	(64)

Net (decrease)/increase in cash and cash equivalents	(659)	12,218	12,869	(5,306)	19,122
Cash and cash equivalents at 1 January 2017	1,195	99,073	89,431	(91,129)	98,570

Cash and cash equivalents at 30 June 2017	536	111,291	102,300	(96,435)	117,692